Business Combination (Details) - HKD ($)	Sep. 30, 2024	Dec. 19, 2023
Techlution Service Limited [Member]
Business Combination [Line Items]
Cash		$ 10,000
Alpha HK [Member]
Business Combination [Line Items]
Percentage of equity interest	100.00%	100.00%